Condensed Consolidated Statements of Comprehensive (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (40,687)	$ (2,881)	$ (55,334)	$ (5,253)
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	(8)	8	1	12
Total other comprehensive (loss) income	(8)	8	1	12
Comprehensive loss	$ (40,695)	$ (2,873)	$ (55,333)	$ (5,241)